Reserve Fund (Details) - Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reserve Fund (Details) - Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 16,522	$ 5,824
Short-term investments (*)
Total long-term investments	[1]	901	11,726
Total short-term investments	[1]	16,982	18,473
Total Reserve Fund		34,405	36,023
Short-term investments [Member]
Short-term investments (*)
U.S. Treasury securities	[1]	986	6,141
Corporate bonds – marketable investments	[1]	15,996	12,332
Long-term investments [Member]
Short-term investments (*)
U.S. Treasury securities	[1]	901	474
Corporate bonds and loans (principally) – marketable investments	[1]		$ 11,252

[1]	Classified as level 1 inputs in the fair value hierarchy.